TREASURY STOCK	12 Months Ended
Dec. 31, 2021
TREASURY STOCK
TREASURY STOCK	21. TREASURY STOCK For the years ended December 31, 2019, 2020 and 2021, the Company repurchased the number of 242,830, nil and nil ADSs pursuant to the share repurchase plans.